As filed with the Securities and Exchange Commission on December 29, 2006
REGISTRATION NO. 333-100475
811-04440

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 7

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 44

SUN LIFE (N.Y.) VARIABLE ACCOUNT C
(Exact Name of Registrant)

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(Name of Depositor)

60 East 42nd Street, Suite 1115
New York, New York 10165
(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code: (212) 983-6352

Bruce A. Teichner, Assistant Vice President and Senior Counsel
Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park, SC1335
Wellesley Hills, Massachusetts 02481
(Name and Address of Agent for Service)

Copies of Communications to:
Thomas C. Lauerman, Esq.
Jorden Burt LLP
1025 Thomas Jefferson Street, N.W.
Suite 400 East
Washington, D.C. 20007

It is proposed that this filing will become effective (check appropriate box)

☑ immediately upon filing pursuant to paragraph (b) of Rule 485
☐ on (date) pursuant to paragraph (b) of Rule 485
☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐ on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for previously filed post-effective amendment.

No filing fee is due because an indefinite amount of securities is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.

This Amendment No. 7 to the Registration Statement on Form N-4 (the "Registration Statement") (File Nos. 333-100475, 811-04440) is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended, in order to add a supplement to one of the prospectuses filed with Post-Effective Amendment No. 6 to the Registration Statement, which was filed on April 26, 2006. This Amendment does not otherwise delete, amend, or supersede any prospectus, statement of additional information, exhibit, or other information contained in Post-Effective Amendment No. 6 to the Registration Statement.

PART A

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
SUPPLEMENT DATED DECEMBER 29, 2006

TO PROSPECTUS DATED MAY 1, 2006
FOR SUN LIFE FINANICAL MASTERS ACCESS

ISSUED BY SUN LIFE (N.Y.) VARIABLE ACCOUNT C

This changes contained in this supplement will be effective on or about February 19, 2007.

The following new investment options will be added to the above-captioned prospectus. As a result, the list of the available investment options appearing on the cover page of the prospectus is supplemented by the addition of the following investment options and corresponding investment management disclosures:

Large-Cap Value Equity Funds	Conservation Allocation Funds
MFS/ Sun Life International Value - S Class	Franklin Income Securities Fund - Class 2
Van Kampen LIT Comstock Fund - Class II	Oppenheimer Balanced Fund/VA - Service Shares
Large-Cap Blend Equity Funds	Moderate Allocation Funds
MFS/ Sun Life Core Equity - S Class	Fidelity VIP Balanced Portfolio - Service Class 2
SCSM Davis Venture Value Fund - S Class	Mid-Cap Growth Equity Funds
Large-Cap Growth Equity Funds	Fidelity VIP Mid Cap Portfolio - Service Class 2
Columbia Marsico 21st Century Fund, Variable Series -	Small-Cap Blend Equity Funds
Class B	SCSM Oppenheimer Main Street Small Cap Fund
Columbia Marsico Growth Fund, Variable Series -	- S Class
Class B	High-Quality Intermediate-Term Bond Funds
Columbia Marsico International Opportunities	MFS/ Sun Life Bond - S Class
Fund, Variable Series - Class B	Medium-Quality Intermediate-Term Bond Funds
MFS/ Sun Life International Growth - S Class	Franklin Strategic Income Securities Fund - Class 2
Mid-Cap Blend Equity Funds
First Eagle VFT Overseas Variable Series

Arnhold and S. Bleichroeder Advisers, LLC advises the First Eagle Variable Funds Trust. Columbia Management Advisors, LLC, advises the Columbia Funds (with Marsico Capital Management, LLC, sub-advising the Columbia Marsico Funds). Fidelity® Management & Research Company advises the Fidelity VIP Portfolios (with Fidelity Research & Analysis Company, Fidelity Management & Research (U.K.) Inc., Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, and Fidelity Investments Japan Limited serving as sub-advisers for all Fidelity VIP Portfolios). Franklin® Advisers, Inc. advises the Franklin Funds. Massachusetts Financial Services Company advises the MFS/Sun Life Funds. OppenheimerFunds, Inc. advises the Oppenheimer Fund. Sun Capital Advisers LLC advises the Sun Capital Funds; SCSM Davis Venture Value Fund (sub-advised by Davis Advisors); SCSM Oppenheimer Main Street Small Cap Fund (sub-advised by OppenheimerFunds, Inc.). Van Kampen Asset Management advises the Van Kampen LIT Fund.

The sections entitled "FEES AND EXPENSES" and "EXAMPLE" in the prospectus are hereby deleted in their entirety and replaced with the following disclosure:

FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options.

Contract Owner Transaction Expenses

Sales Load Imposed on Purchases (as a percentage of Purchase Payments):	0%

Maximum Withdrawal Charge (as a percentage of Purchase Payments):	0%

Maximum Fee Per Transfer (currently $0):	$15[1]

Premium Taxes (as a percentage of Certificate Value or total Purchase Payments):	0% - 3.5%[2]

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

Annual Account Fee	$ 30[3]

Variable Account Annual Expenses (as a percentage of net Variable Account assets)4

Mortality and Expense Risks Charge:	1.35%[4]
Administrative Expenses Charge:	0.15%
Distribution Fee:	0.20%

Total Variable Account Annual Expenses (without any optional benefits):	1.70%

Charges for Optional Benefit Features

Maximum Annual Charge for an Optional Death Benefit Rider (MAV) (as a percentage of Account Value):	0.20%[5]

Total Variable Account Annual Expenses with Maximum Charges for an Optional Death Benefit Rider (as a percentage of Account Value):	1.90%

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

Total Annual Fund Operating Expenses (as a percentage of average daily Fund net assets)	Minimum	Maximum
(expenses that are deducted from Fund assets, include management fees, distribution and/or service (12b-1) fees, and other expenses)
Prior to any fee waiver or expense reimbursement[6]	0.60%	3.04%

[1]
Currently, we impose no fee upon transfers; however, we reserve the right to impose a fee of up to $15 per transfer. We do impose certain restrictions upon the number and frequency of transfers. (See "Transfer Privilege.")

[2]
The premium tax rate and base vary by your state of residence and the type of Certificate you own. Currently, we deduct premium taxes from Certificate Value upon full surrender (including a surrender for the death benefit) or annuitization. (See "Contract Charges -- Premium Taxes.")

[3]
The Annual Account Fee is waived if 100% of your Account Value has been allocated to the Fixed Account during the entire Account Year or if your Account Value is $100,000 or more on your Account Anniversary. (See "Account Fee.")

[4]
After annuitization, the sum of the mortality and expense risks charge, the administrative expenses charge, and the distribution fee will never be greater than 1.60% of average daily net Variable Account assets. (See "Mortality and Expense Risks Charge.")

[5]	The optional death benefit rider is defined under "Death Benefit." This rider is available only if you are younger than age 80 on the Open Date.

[6]
The expenses shown are for the year ended December 31, 2005, and do not reflect any fee waiver or expense reimbursement. The advisers and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds' expenses in order to keep the Funds' expenses below specified limits. The minimum and maximum Total Annual Fund Operating Expenses for all Funds after all fee reductions and expense reimbursement arrangements are taken into consideration are 0.59% and 1.78%, respectively. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Fund's prospectus

THE ABOVE EXPENSES FOR THE FUNDS WERE PROVIDED BY THE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and Fund fees and expenses, and are based on a sample Contract with the maximum possible fees.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your Contract includes the maximum charges for an optional death benefit. If this optional death benefit was not elected or fewer options were elected, the expense figures shown below would be lower. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds. For purposes of converting the annual contract fee to a percentage, the Example assumes an average Contract size of $50,000. In addition, this Example assumes no transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangement of the Funds. If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)	If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years

$504	$1,511	$2,517	$5,030

(2)	If you annuitize your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years

$504	$1,511	$2,517	$5,030

(3)	If you do not surrender your Contract:

1 year	3 years	5 years	10 years

$504	$1,511	$2,517	$5,030

The fee table and example should not be considered a representation of past or future expenses and charges of the Sub-Accounts. Your actual expenses may be greater or less than those shown. The example does not include the deduction of state premium taxes, which may be assessed upon full surrender, death or annuitization, or any taxes and penalties you may be required to pay if you surrender the Contract. Similarly, the 5% annual rate of return assumed in the example is not intended to be representative of past or future investment performance. For more information about Fund expenses, including a description of any applicable fee waiver or expense reimbursement arrangement, see the prospectuses for the Funds.

Under the heading "CONTRACT CHARGES," the section called "Mortality and Expense Risk Charge" is deleted and replaced with the following disclosure:

Mortality and Expense Risk Charge

During the Accumulation Phase, we deduct a mortality and expense risk charge from the assets of the Variable Account at an effective annual rate equal to 1.35%. If your Purchase Payments or Account Value exceeds $1 million on your Account Anniversary, an amount equal to 0.15% of your Account Value will be credited to your Account on that date and on every subsequent Account Anniversary during the Accumulation Phase. (The credit is paid out of our general account and is the result of cost savings realized on larger-sized Contracts.) The mortality risk we assume arises from our contractual obligation to continue to make annuity payments to each Annuitant, regardless of how long the Annuitant lives and regardless of how long all Annuitants as a group live. This obligation assures each Annuitant that neither the longevity of fellow Annuitants nor an improvement in life expectancy generally will have an adverse effect on the amount of any annuity payment received under the Contract. The mortality risk also arises from our contractual obligation to pay a death benefit upon the death of the Participant prior to the Annuity Commencement Date. The expense risk we assume is the risk that the annual Account Fee, administrative expense charge, and the distribution fee we assess under the Contract may be insufficient to cover the actual total administrative expenses we incur. If the amount of the charge is insufficient to cover the mortality and expense risks, we will bear the loss. If the amount of the charge is more than sufficient to cover the risks, we will make a profit on the charge. We may use this profit for any proper corporate purpose, including the payment of marketing and distribution expenses for the Contract.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

PART C
OTHER INFORMATION

Item 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)	The following Financial Statements are included in the Registration Statement:

A.
Condensed Financial Information - Accumulation Unit Values (Part A) (Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, File No. 333-100475, filed on April 26, 2006)

B.
Financial Statements of the Depositor (Part B) (Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, File No. 333-100475, filed on April 26, 2006)

Audited:

		1.	Statements of Income, Years Ended December 31, 2005, 2004 and 2003;
		2.	Consolidated Balance Sheets, December 31, 2005 and 2004;
		3.	Statements of Comprehensive Income, Years Ended December 31, 2005, 2004 and 2003;
		4.	Statements of Stockholder's Equity, Years Ended December 31, 2005, 2004 and 2003;
		5.	Statements of Cash Flows, Years Ended December 31, 2005, 2004 and 2003;
		6.	Notes to Financial Statements; and
		7.	Report of Independent Registered Public Accounting Firm.

C.
Financial Statements of the Registrant (Part B) (Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, File No. 333-100475, filed on April 26, 2006)

		1.	Statement of Condition, December 31, 2005;
		2.	Statement of Operations, Year Ended December 31, 2005;
		3.	Statements of Changes in Net Assets, Years Ended December 31, 2005 and December 31, 2004;
		4.	Notes to Financial Statements; and
		5.	Report of Independent Registered Public Accounting Firm.

(b)	The following Exhibits are incorporated in the Registration Statement by reference unless otherwise indicated:

(1)
Resolution of the Board of Directors of the depositor dated December 3, 1984, authorizing the establishment of the Registrant (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of the Registrant on Form N-4, File No. 333-05037, filed March 29, 2000);

(2)	Not applicable;

(3)(a)
Marketing Coordination Agreement between the Depositor, MFS Fund Distributors, Inc. and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-05037, filed March 29, 2000);

(3)(b)(i)
Specimen Sales Operations and General Agent Agreement (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement n Form N-4, File No. 333-05037, filed March 29, 2000);

(3)(b)(ii)
Specimen Broker-Dealer Supervisory and Service Agent Agreement (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-05037, filed March 29, 2000);

(3)(b)(iii)
Specimen Broker-Dealer Supervisory and Service Agent Agreement (Type 4) (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-05037, filed March 29, 2000);

(3)(c)(i)
Administrative Services Agreement by and between Sun Life Assurance Company of Canada, Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York, dated November 21, 2000 (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-105437, filed on May 21, 2003);

(3)(c)(ii)
Amendment No. 1, dated January 1, 2002, to the Administrative Services Agreement by and between Sun Life Assurance Company of Canada, Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York, dated November 21, 2000 (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on From N-4, File No. 333-119151, filed on May 2, 2005);

(4)
Specimen Flexible Payment Deferred Combination Variable and Fixed Individual Annuity Contract (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-100475, filed December 31, 2002);

(5)
Specimen Application used with the variable annuity contract filed as Exhibit (4) (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-100475, filed December 31, 2002);

(6)	Charter and By-Laws of the Depositor (Incorporated herein by reference to the Depositor's Quarterly Report on Form 10-Q, File No. 333-01079, filed on May 14, 2004);

(7)	Not Applicable;

(8)(a)
Participation Agreement by and between The Alger American Fund, Sun Life Assurance Company of Canada (U.S.), and Fred Alger and Company, Incorporated (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999);

(8)(b)
Participation Agreement dated February 17, 1998 by and between Goldman Sachs Variable, Insurance Trust, Goldman Sachs & Co. and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999);

(8)(c)
Amended and Restated Participation Agreement by and among MFS/Sun Life Services Trust, Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, and Massachusetts Financial Services Company (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-107983, filed on May 28, 2004);

(8)(d)
Participation Agreement dated April 17, 2000 by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Insurance and Annuity Company of New York on behalf of itself and its separate accounts, and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-4, File No. 333-67864, filed November 6, 2002);

(8)(e)
Amended and Restated Participation Agreement dated December 18, 2004, by and among Sun Capital Advisers Trust, Sun Capital Advisers, Inc., Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to Post-Effective Amendment No. 8 to Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, File No. 333-83516, filed on April 28, 2005);

(8)(f)
Participation Agreement dated April 30, 2001 by and among Rydex Variable Trust, Rydex Distributors, Inc., and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, File No. 333-82957, filed July 27, 2001);

(8)(g)
Amended and Restated Participation Agreement dated September 1, 2004 among Variable Insurance Products Funds, Fidelity Distributors Corporation and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-119151, filed on May 2, 2005);

(8)(h)
Participation Agreement dated September 1, 2001 by and among Sun Life Insurance and Annuity Company of New York, Clarendon Insurance Agency, Inc., Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4, File No. 333-67864, filed November 6, 2002);

(8)(i)(i)
Participation Agreement dated February 17, 1998 by and among Lord Abbett Series Fund Inc., Lord Abbett & Co., and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4, File No. 333-67864, filed November 6, 2002);

(8)(j)
Participation Agreement among Liberty Variable Investment Trust, Liberty Funds Distributor, Inc. and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to the Registration Statement of KBL Variable Account A on Form N-4, File No. 333-102274, filed on December 31, 2002);

(8)(k)
Participation Agreement among MFS Variable Insurance Trust, Sun Life Insurance and Annuity Company of New York, on behalf of itself and its Separate Accounts, and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to the Registration Statement of KBL Variable Account A on Form N-4, File No. 333-102274, filed on December 31, 2002);

(8)(l)
Participation Agreement among SteinRoe Variable Investment Trust, Liberty Funds Distributor, Inc. and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to the Registration Statement of KBL Variable Account A on Form N-4, File No. 333-102274, filed on December 31, 2002);

(8)(m)
Participation Agreement among Wanger Advisors Funds, Wanger Asset Management LP, and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to the Registration Statement of KBL Variable Account A on Form N-4, File No. 333-102274, filed on December 31, 2002);

(9)	Opinion and Consent of Counsel as to legality of securities being registered (Incorporated herein by reference to Registration Statement on Form N-4, File No. 333-100474, filed on October 10, 2002);

(10)(a)	Consent of Independent Registered Public Accounting Firm;*

(10)(b)	Representation of Counsel pursuant to Rule 485(b);*

(11)	None;

(12)	Not Applicable;

(13)	Schedule for Computation of Performance Quotations (Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement of the Registrant on Form N-4, File No. 333-05037);

(14)	Not Applicable;

(15)(a)	Powers of Attorney (Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, File No. 333-100475, filed on April 26, 2006);

(15)(b)
Resolution of the Board of Directors of the depositor dated July 24, 2003, authorizing the use of powers of attorney for Officer signatures (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-100475, filed on April 23, 2004);

(16)	Organizational Chart (Incorporated herein by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, File No. 333-83516, filed on April 11, 2006).

* Filed herewith

Item 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal Business Address*	Positions and Offices With Depositor

Thomas A. Bogart Sun Life Assurance Company of Canada 150 King Street West, SC 114D10 Toronto, Ontario Canada M5H 1J9	Director
Scott M. Davis Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park, SC 3358 Wellesley Hills, MA 02481	Director & Vice President and General Counsel
Mary M. Fay Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park, SC 4250 Wellesley Hills, MA 02481	Director & Vice President and General Manager, Annuities
Ronald H. Friesen Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park, SC 3380 Wellesley Hills, MA 02481	Director & Vice President and Chief Financial Officer and Treasurer
Keith Gubbay Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park, SC 3370 Wellesley Hills, MA 02481	Director & Vice President and Chief Actuary
Leila Heckman Bear Stearns Asset Management 383 Madison Avenue New York, NY 10179	Director
Donald B. Henderson, Jr. LeBoeuf, Lamb, Greene & MacRae, LLP 125 West 55th Street New York, NY 10019	Director
Peter R. O'Flinn 344 Cream Hill Road West Cornwall, CT 06796	Director
Robert C. Salipante Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park, SC 3376 Wellesley Hills, MA 02481	Director & Chairman and President
Barbara Z. Shattuck Shattuck Hammond Partners LLC 630 Fifth Avenue, Suite 2950 New York, NY 10019	Director
Michael E. Shunney Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park, SC 3364 Wellesley Hills, MA 02481	Director & Vice President and General Manager, Group Insurance
David K. Stevenson 47 Village Avenue, Unit 301 Dedham, MA 02026	Director
Michele G. Van Leer Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park, SC 1114 Wellesley Hills, MA 02481	Director & Vice President and General Manager, Individual Insurance
James M.A. Anderson Sun Life Assurance Company of Canada 150 King Street West, SC 104A25 Toronto, Ontario Canada M5H 1J9	Executive Vice President and Chief Investment Officer
Michael S. Bloom Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park, SC 1335 Wellesley Hills, MA 02481	Assistant Vice President and Senior Counsel and Secretary
Michael K. Moran Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park, SC 3305 Wellesley Hills, MA 02481	Vice President and Chief Accounting Officer and Controller
John R. Wright Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park , SC 2163 Wellesley Hills, MA 02481	Executive Vice President, Sun Life Financial U.S. Operations

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of Sun Life Insurance and Annuity Company of New York, a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.) which is ultimately controlled by Sun Life Financial Inc.

The organization chart of Sun Life Insurance and Annuity Company of New York is filed as Exhibit 16 to Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, File No. 333-83516, filed April 11, 2006.

None of the companies listed is a subsidiary of the Registrant, therefore the only financial statements being filed are those of Sun Life Insurance and Annuity Company of New York.

Item 27. NUMBER OF CONTRACT OWNERS

As of October 31, 2006 there were 13 qualified and 40 non-qualified Contracts issued and outstanding.

Item 28. INDEMNIFICATION

Article 5, Section 5.6 of the By-laws of Sun Life Insurance and Annuity Company of New York, a copy of which was filed as Exhibit A.(6)(b) to the Registration Statement of the Registrant on Form N-8B-2 (File No. 811-4440), provides for indemnification of directors, officers and employees of Sun Life Insurance and Annuity Company of New York.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Sun Life Insurance and Annuity Company of New York pursuant to the certificate of incorporation, by-laws, or otherwise, Sun Life (N.Y.) has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Sun Life (N.Y.) of expenses incurred or paid by a director, officer, or controlling person of Sun Life (N.Y.) in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Sun Life (N.Y.) will, unless in the opinion of their counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by them is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. PRINCIPAL UNDERWRITERS

(a) Clarendon Insurance Agency, Inc., which is a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.), acts as general distributor for the Registrant, Sun Life of Canada (U.S.) Variable Accounts C, D, E, F, G, H and I, Keyport Variable Account A, KMA Variable Account, Keyport Variable Account I, KBL Variable Account A, KBL Variable Annuity Account, Sun Life (N.Y.) Variable Accounts A, B, D and J, and Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, and Total Return Variable Account.

Name and Principal	Position and Offices
Business Address*	with Underwriter

Katherine E. Sarvary	President
Michele G. Van Leer	Director
Mary M. Fay	Director
Michael S. Bloom	Secretary
Ann B. Teixeira	Assistant Vice President, Compliance
Kathleen T. Baron	Chief Compliance Officer
Michael L. Gentile	Vice President
John E. Coleman	Vice President
William T. Evers	Assistant Vice President and Senior Counsel
Nancy C. Atherton	Assistant Vice President & Tax Officer
Jane F. Jette	Financial/Operations Principal and Treasurer

*The principal business address of all directors and officers of the principal underwriter is, One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

         (b) Inapplicable.

Item 30. LOCATION OF ACCOUNTS AND RECORDS

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by Sun Life Insurance and Annuity Company of New York, in whole or in part, at its Home Office at 60 East 42nd Street, Suite 1115, New York, New York 10165, at the offices of Clarendon Insurance Agency, Inc. at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, or at the offices of Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

Item 31. MANAGEMENT SERVICES

Not Applicable.

Item 32. UNDERTAKINGS

The Registrant hereby undertakes:

(a)
To file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted;

(b)
To include either (1) as part of any application to purchase a Contract offered by the prospectus, a space that an Applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information;

(c)	To deliver any Statement of Additional Information and any financial statements required to be made available under SEC Form N-4 promptly upon written or oral request.

(d)
Representation with respect to Section 26(f)(2)(A) of the Investment Company Act of 1940: Sun Life (N.Y.) represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

The Registrant is relying on the no-action letter issued by the Division of Investment Management of the Securities and Exchange Commission to American Council of Life Insurance, Ref. No. IP-6-88, dated November 28, 1988, the requirements for which have been complied with by the Registrant.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the Town of Wellesley Hills, and Commonwealth of Massachusetts on this 29th day of December, 2006.

Sun Life (N.Y.) Variable Account C
(Registrant)

Sun Life Insurance and Annuity Company of New York
(Depositor)

By: /s/ Robert C. Salipante*
Robert C. Salipante
President

*By:	/s/ Sandra M. DaDalt
Sandra M. DaDalt
Assistant Vice President
and Senior Counsel

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities with the Depositor, Sun Life Insurance and Annuity Company of New York, and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Robert C. Salipante*	President and Director	December 29, 2006
Robert C. Salipante	(Principal Executive Officer)

/s/ Ronald H. Friesen	Vice President and Chief Financial Officer and	December 29, 2006
Ronald H. Friesen	Treasurer and Director
(Principal Financial Officer)

/s/ Michael K. Moran	Vice President and Chief Accounting Officer and Controller	December 29, 2006
Michael K. Moran	(Principal Accounting Officer)

*By: /s/ Sandra M. DaDalt	Attorney-in-Fact for:	December 29, 2006
Sandra M. DaDalt	Donald B. Henderson, Jr., Director
Peter R. O'Flinn, Director
David K. Stevenson, Director
Leila Heckman, Director
Barbara Z. Shattuck, Director
Thomas A. Bogart, Director
Scott M. Davis, Director and Vice President and General Counsel
Mary M. Fay, Director and Vice President and General Manager, Annuities

*Sandra M. DaDalt has signed this document on the indicated date on behalf of the above Directors and Officers of the Depositor pursuant to powers of attorney duly executed by such persons and a resolution of the Board of Directors authorizing use of powers of attorney for Officer signatures. Resolution of the Board of Directors is incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-100475, filed on April 23, 2004. Powers of attorney are incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, File No. 333-100475, filed on April 26, 2006.

EXHIBIT INDEX

(10)(a)	Consent of Independent Registered Public Accounting Firm

(10)(b)	Representation of Counsel pursuant to Rule 485(b)